Segment Information - Schedule of Revenue by Major Customers (Details) - Mining - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A
Revenue from External Customer [Line Items]
Revenues	$ 0	$ 68,639	$ 246,443	$ 178,087	$ 0
Customer B
Revenue from External Customer [Line Items]
Revenues	44,495	68,484	195,283	0	0
Customer C
Revenue from External Customer [Line Items]
Revenues	0	60,765	205,699	190,138	207,799
Customer D
Revenue from External Customer [Line Items]
Revenues	$ 0	$ 59,023	0	190,811	330,121
Customer G
Revenue from External Customer [Line Items]
Revenues			$ 0	$ 0	$ 186,992